Summary of Significant Accounting Policies (Details)	12 Months Ended
Oct. 31, 2012
Furniture and Fixture [Member]
Major classifications of property and equipment for depreciable lives
Property, plant and equipment, useful life	7 years
Computer hardware [Member]
Major classifications of property and equipment for depreciable lives
Property, plant and equipment, useful life	3 years